Cover	Nov. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2024
Entity File Number	000-55626
Entity Registrant Name	WESTERN URANIUM & VANADIUM CORP.
Entity Central Index Key	0001621906
Entity Tax Identification Number	98-1271843
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	330 Bay Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2S8
City Area Code	970
Local Phone Number	864-2125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false